Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Commitments and contingencies	15. Commitments and contingencies In the opinion of the Executive team, the Company did not have any contingencies as of December 31, 2025.